LEGAL PROCEEDINGS

Multi-Manager High Yield Opportunity Fund

On or about December 17, 2024, the Multi-Manager High Yield Opportunity Fund (the “Fund”) was added as a defendant in a civil action pending in the Supreme Court of the State of New York, County of New York, Commercial Division (the “Court”), captioned CPPIB Credit Investments II Inc., et al. v. Lions Gate Entertainment Corporation, et al., Index No. 654398/2024 (the “Action”). The Action arises from certain notes (the “Original Notes”) issued by Lions Gate Capital Holdings, LLC (“Lions Gate Holdings”) of which the Fund was a holder.  In May 2024, a group of holders of the Original Notes (the “Participating Holders”), including the Fund, entered into a transaction (the “Exchange Transaction”) pursuant to which the Participating Holders consented to certain amendments to the indenture for the Original Notes and exchanged their Original Notes for new notes issued by Lions Gate Holdings (the “New Notes”).  In the Action, Plaintiff Thebes Offshore Master Fund, LP (“Thebes”), a holder of the Original Notes who was not invited to participate in the Exchange Transaction and did not receive the New Notes, challenges the enforceability of the Exchange Transaction and asserts, among other claims, claims against the Participating Holders seeking declaratory judgment and injunctive relief, or alternatively, monetary damages.  A group of Participating Holders, including the Fund, moved to dismiss Thebes’s claims on several grounds.  The Court heard oral argument on the motions on September 22, 2025, and on March 17, 2026, the Court granted the motions to dismiss as to the claims against the Participating Holders.  On May 6, 2026, Thebes moved for leave to file an amended complaint asserting a tortious interference claim against the Participating Holders.  The Participating Holders will oppose the motion for leave to amend.  At this stage of the proceedings, it is not possible to predict the outcome of the Action. The Fund intends to vigorously defend against Thebes's claims.

NTAC:3NS-20